Consolidated Statements of Operations (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Interest expense, related parties	$ 1,330	$ 2,400